UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2002

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Ridge Investments, LLC
Address:  10 South LaSalle Street, Suite 1050
          Chicago, Illinois  60603

Form 13F File No:   28-6668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Samuel Wegbreit
Title:         Managing Member
Phone:         (312) 857-1040
Signature, Place, and Date of Signing:



/s/ Samuel Wegbreit      Chicago, Illinois    July 30, 2002
-------------------      -----------------   ----------------
     (Signature)              (City/State)        (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:       None



                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              78

Form 13F Information Table Value Total:      $1,002,463
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                           OAK RIDGE INVESTMENTS, LLC
                                    FORM 13F
                                  June 30, 2002

                                                                  Investment
                                                                  Discretion     Voting Authority
                          Title
                            of                Value                       Other
     Name of Issuer       Class    Cusip    (x$1,000) Quantity  Sole  Shr Mgrs  Sole  Shrd   None
    ----------------      -----   ------    --------- --------  ----  --  ----  ----  ----   ----
ACTRADE FINL TECH          com   00507P102      9,057   869,200   X                          869,200
ALBANY MOLECULAR RESEARCH  com   012423109     12,783   604,698   X            18,000        586,698
ALLETE                     com   018522102     18,354   677,240   X                          677,240
ALLIANCE DATA SYS          com   018581108        727    28,465   X            14,000         14,465
ALLTEL CORP                com   020039103      2,869    61,033   X             3,800         57,233
AMERICAN EXPRESS           com   025816109      2,508    69,043   X             1,050         67,993
AMERICAN INTL GRP          com   026874107      3,383    49,579   X             4,071         45,508
AOL TIME WARNER            com   00184A105        239    16,260   X             8,950          7,310
APTARGROUP                 com   038336103     28,141   915,157   X                          915,157
ARCHER DANIELS MIDLAND     com   039483102      2,946   230,360   X            21,100        209,260
ASTORIA FINANCIAL          com   046265104     35,692 1,113,641   X            16,000      1,097,641
BAY VIEW CAP CORP          com   07262L101     17,764 2,771,273   X            40,000      2,731,273
BRINKER INTL               com   109641100      2,802    88,240   X             8,500         79,740
CACI INTL INC              com   127190304     17,670   462,683   X            10,000        452,683
CAMBREX CORP               com   132011107     24,942   621,973   X             9,000        612,973
CARDINAL HEALTH            com   14149Y108      3,474    56,571   X             4,100         52,471
CAREMARK RX INC            com   141705103     35,150 2,130,283   X            30,000      2,100,283
CHIRON CORP                com   170040109     22,515   637,561   X                          637,561
CHOICEPOINT                com   170388102     56,308 1,238,358   X            11,333      1,227,025
CISCO SYS INC              com   17275R102      1,325    94,974   X             1,500         93,474
CITIGROUP                  com   172967101      3,451    89,058   X             6,950         82,108
COGNIZANT TECH SOL         com   192446102     19,773   367,869   X            10,000        357,869
COHERENT INC               com   192479103     16,567   558,636   X            12,000        546,636
CONOCO INC                 com   208251504      3,853   138,580   X            10,025        128,555
DORAL FINACIAL             com   25811P100     23,083   691,316   X             3,500        687,816
EARTHCARE CO               com   27031N105          0    55,470   X                           55,470
EXPEDITORS INTL WASH       com   302130109     36,355 1,096,341   X            24,600      1,071,741
GALYAN'S TRADING CO        com   36458r101      1,455    65,385   X            12,000         53,385
GENENTECH                  com   368710406      2,227    66,487   X             5,900         60,587
GENERAL DYNAMICS CORP      com   369550108      5,505    51,767   X             3,325         48,442
GENERAL ELEC CO            com   369604103      2,791    96,079   X             8,150         87,929
HCA, INC.                  com   404119109      3,629    76,402   X             7,200         69,202
HCC INS HLDGS              com   404132102     25,667   974,092   X            13,000        961,092
HOT TOPIC INC              com   441339108     15,601   584,100   X                          584,100
HOUSEHOLD INTL             com   441815107      3,180    63,993   X             1,225         62,768
IMPATH INC                 com   45255G101     10,590   589,969   X             8,000        581,969
IMS HEALTH                 com   449934108      2,259   125,844   X             2,800        123,044
INSIGHT ENTERPRISES        com   45765U103     24,229   961,843   X            15,000        946,843
INTEL CORP                 com   458140100      1,573    86,074   X             4,600         81,474
INTL FLAVORS & FRAG        com   459506101      2,488    76,589   X             8,000         68,589
JOHNSON & JOHNSON          com   478160104      4,026    77,029   X             5,000         72,029
JONES APPAREL GRP          com   480074103      3,625    96,659   X             6,800         89,859
KIMBERLY CLARK             com   494368103      3,332    53,740   X             4,700         49,040
L 3 COMMUNICATIONS         com   502424104     30,713   568,767   X                          568,767
LEGG MASON INC             com   524901105     31,082   629,954   X            14,000        615,954
MATTEL INC                 com   577081102      3,982   188,885   X            27,000        161,885
MEDTRONIC                  com   585055106      2,996    69,910   X             5,925         63,985
MERRILL LYNCH              com   590188108      2,262    55,840   X             5,250         50,590
MICROSOFT CORP             com   594918104      3,460    63,937   X             5,425         58,512
NET.B@NK INC               com   640933107     13,920 1,194,855   X            25,000      1,169,855
NEW YORK COM BANCORP       com   649445103     35,281 1,301,870   X            13,770      1,288,100
NEWPARK RESOURCES          com   651718504     12,352 1,680,545   X            28,000      1,652,545
O CHARLEYS                 com   670823103     14,960   591,290   X            11,000        580,290
OMNICARE INC               com   681904108     22,416   853,603   X                          853,603
OWENS & MINOR INC          com   690732102     24,276 1,228,550   X            24,000      1,204,550
PERFORMANCE FOOD GRP       com   713755106     22,999   679,235   X             8,800        670,435
PEROT SYSTEMS              com   714265105     13,604 1,249,216   X            22,000      1,227,216
PFIZER INC                 com   717081103      3,132    89,479   X             6,925         82,554
PHILIP MORRIS COS          com   718154107        574    13,130   X                           13,130
PROCTER & GAMBLE           com   742718109      4,262    47,732   X             3,650         44,082
REYNOLDS & REYNOLDS        com   761695105     30,114 1,077,427   X            17,000      1,060,427
SHAW GROUP                 com   820280105     20,653   672,712   X            10,000        662,712
SOVEREIGN BANCORP          com   845905108     31,157 2,084,086   X            24,500      2,059,586
SPARTECH CORP              com   847220209     11,499   422,295   X            13,000        409,295
STERICYCLE INC             com   858912108     39,658 1,119,981   X            26,000      1,093,981
SUN MICROSYSTEMS           com   866810104        646   128,844   X             3,300        125,544
SWIFT TRANS CO             com   870756103      9,514   408,320   X                          408,320
TARO PHARMACEUTICAL        com   M8737E108     14,734   600,898   X            10,000        590,898
TELEFLEX INC               com   879369106     25,087   438,965   X             6,100        432,865
TELESPECTRUM WORLDWIDE     com   87951U109          0    15,150   X                           15,150
TRIPOS INC                 com   896928108      8,183   375,345   X            16,000        359,345
UNITED NATURAL FOODS       com   911163103     13,889   712,239   X            11,500        700,739
UNITED PARCEL SVC          com   911312106      3,187    51,607   X             4,000         47,607
UNIVISION COMMUN           com   914906102      2,890    92,025   X             7,800         84,225
VARIAN INC                 com   922206107     20,913   634,689   X            15,000        619,689
WAL MART STORES            com   931142103      3,497    63,569   X             5,200         58,369
WALGREEN CO                com   931422109      3,734    96,671   X             8,300         88,371
WASHINGTON MUTUAL          com   939322103      6,929   186,702   X            10,000        176,702

                                            1,002,463
